Share-based Payment - Reconciliation of Share Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€) shares
Disclosure - Share-based Payment - Reconciliation of Share Options Outstanding [Abstract]
Outstanding warrants at beginning of year | shares	2,609,130	2,675,031	3,015,978
Number of warrants granted | shares	818,561	579,479	525,801
Number of warrants forfeited | shares	(68,227)	(69,742)	(67,569)
Number of warrants exercised | shares	(654,412)	(575,638)	(798,215)
Number of warrants expired | shares	(4,494)	0	(964)
Outstanding warrants at end of year | shares	2,700,558	2,609,130	2,675,031
Warrants average exercise price beginning or year | €	€ 7.94	€ 6.22	€ 5.71
Warrants average exercise price granted | €	12.33	12.04	10.34
Warrants average exercise price forfeited | €	11.27	9.45	7.16
Warrants average exercise price exercised | €	0.24	3.91	5.90
Warrants average exercise price expired | €	12.16	0.00	8.59
Warrants average exercise price end or year | €	€ 11.30	€ 7.94	€ 6.22